Acquisitions - Cayan - Identifiable Intangible Assets (Details) $ in Millions		12 Months Ended
	Jan. 11, 2018 USD ($)	Dec. 31, 2018 USD ($)
Minimum
Identifiable intangible assets acquired
Weighted Average Amortization Period		1 year
Maximum
Identifiable intangible assets acquired
Weighted Average Amortization Period		10 years
Merchant relationships
Identifiable intangible assets acquired
Weighted Average Amortization Period		7 years 2 months 12 days
Channel relationships
Identifiable intangible assets acquired
Weighted Average Amortization Period		8 years 9 months 18 days
Technology
Identifiable intangible assets acquired
Weighted Average Amortization Period		5 years 9 months 18 days
Trade name
Identifiable intangible assets acquired
Weighted Average Amortization Period		3 years 9 months 18 days
Covenants not-to-compete
Identifiable intangible assets acquired
Weighted Average Amortization Period		4 years
Favorable lease
Identifiable intangible assets acquired
Weighted Average Amortization Period		5 years 7 months 6 days
Cayan
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 314.8
Weighted Average Amortization Period	7 years 9 months 18 days
Cayan | Selling, general and administrative expenses
Key fair value assumptions
Acquisition-related costs		$ 16.3
Cayan | Amortizable intangible assets | Level 2 and Level 3 measurements
Key fair value assumptions
Attrition rate (as a percent)	12.00%
Effective tax rate (as a percent)	27.00%
Long-term sustainable growth rate (as a percent)	3.00%
Cayan | Amortizable intangible assets | Level 2 and Level 3 measurements | Discount rate
Key fair value assumptions
Identifiable intangible assets, input	12.0
Cayan | Amortizable intangible assets | Level 2 and Level 3 measurements | Minimum
Key fair value assumptions
Pre-tax royalty rate (as a percent)	1.50%
Cayan | Amortizable intangible assets | Level 2 and Level 3 measurements | Maximum
Key fair value assumptions
Pre-tax royalty rate (as a percent)	8.00%
Cayan | Merchant relationships
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 171.6
Weighted Average Amortization Period	8 years
Cayan | Channel relationships
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 80.4
Weighted Average Amortization Period	10 years
Cayan | Technology
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 40.8
Weighted Average Amortization Period	5 years
Cayan | Trade name
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 17.1
Weighted Average Amortization Period	3 years 6 months
Cayan | Covenants not-to-compete
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 3.2
Weighted Average Amortization Period	2 years
Cayan | Favorable lease
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 1.7
Weighted Average Amortization Period	6 years 6 months
TransFirst | Minimum
Identifiable intangible assets acquired
Weighted Average Amortization Period		1 year
TransFirst | Maximum
Identifiable intangible assets acquired
Weighted Average Amortization Period		10 years